Stock Grants (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Sep. 02, 2017	Sep. 02, 2017	Aug. 08, 2017	Apr. 10, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Restricted common stock, value							$ 44,700
Stock compensation expense					$ 443,249	$ 142,500	$ 242,146	$ 230,833
Director [Member]
Restricted common stock, shares					906,774	418,025	793,025	468,254
Restricted common stock, value					$ 200,000	$ 93,750	$ 150,000	$ 41,666
Consultant [Member]
Restricted common stock, shares			100,000	100,000
Restricted common stock, per share			$ 0.175	$ 0.23
Stock compensation expense					4,375	8,750
Share-based payment forfeiture and vesting rights, percentage	25.00%	25.00%
Consultant [Member] | April 10, 2017 [Member]
Stock compensation expense					$ 5,750	$ 11,500	$ 17,250